Basis of preparation	3 Months Ended
Mar. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020.
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Three Months Ended March 31,
	2021	2020
USD / GBP
Closing rate, GBP 1	1.37665	1.23746
Weighted average exchange rate, GBP 1	1.38246	1.26382
Basis of Consolidation
The unaudited condensed consolidated interim financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. In addition, the Company acquired a 49% equity interest in Overland ADCT BioPharma (CY) Limited (“Overland ADCT BioPharma”) during 2020 which the Company accounts for under the equity method of accounting (see note 9,“Interest in Joint Venture”). The consolidated entities include:

	Ownership Interest
	March 31, 2021	March 31, 2020
ADCT America	100%	100%
ADCT UK	100%	100%
Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2020.
Share split and share consolidation
On September 19, 2019, the Company effected a one-to-15,625 share split of its outstanding shares and, on April 24, 2020, the Company effected a five-for-four consolidation of its outstanding shares. Accordingly, all share and per share amounts for all periods presented in these unaudited condensed consolidated interim financial statements and notes thereto have been adjusted retroactively to reflect the share split and share consolidation.
Selling and marketing (“S&M”) expenses
S&M expenses relate to the build-out of the commercial organization as the Company prepared for the launch of ZYNLONTA (formerly known as loncastuximab tesirine or Lonca). See note 15, “Events after the reporting date” for further information. Prior to December 31, 2020, S&M expenses were reported within General and administrative (“G&A”) expenses within the condensed consolidated statement of operations. The unaudited interim condensed consolidated statement of operations and notes thereto for the period ended March 31, 2020 have been recast to conform S&M expenses to the current period presentation. The Company began presenting S&M expenses for the year ended December 31, 2020 in the Company's annual report on Form 20-F.